Supplemental information on oil and gas activities (Details 4)	12 Months Ended
	Dec. 31, 2018 MBbls MMcf	Dec. 31, 2017 MBbls MMcf	Dec. 31, 2016 MBbls MMcf
Oil And Condensates [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	88,435.0	62,632.0	36,497.1
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	8,977.0	4,321.0	6,893.0
Extensions and discoveries	8,880.0	29,047.0	6,311.0
Purchases of minerals in place	3,968.0		18,621.0
Productions	(10,154.0)	(7,565.0)	(5,690.1)
Proved reserves of oil, condensate and natural gas, net at the end	100,106.0	88,435.0	62,632.0
Oil And Condensates [Member] | Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	65,499.0	37,340.0	30,423.3
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	9,826.0	6,315.0	5,779.0
Extensions and discoveries	8,839.0	29,047.0	6,311.0
Purchases of minerals in place	0		0
Productions	(9,389.0)	(7,203.0)	(5,173.3)
Proved reserves of oil, condensate and natural gas, net at the end	74,775.0	65,499.0	37,340.0
Oil And Condensates [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	4,143.0	6,599.0	5,953.8
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	(586.0)	(2,109.0)	1,148.0
Extensions and discoveries	41.0	0	0
Purchases of minerals in place	0		0
Productions	(280.0)	(347.0)	(502.8)
Proved reserves of oil, condensate and natural gas, net at the end	3,318.0	4,143.0	6,599.0
Oil And Condensates [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	76.0	72.0	120.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	(6.0)	19.0	(34.0)
Extensions and discoveries	0	0	0
Purchases of minerals in place	0		0
Productions	(15.0)	(15.0)	(14.0)
Proved reserves of oil, condensate and natural gas, net at the end	55.0	76.0	72.0
Oil And Condensates [Member] | Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	0	0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	0	0	0
Extensions and discoveries	0	0	0
Purchases of minerals in place	3,968.0		0
Productions	(470.0)	0	0
Proved reserves of oil, condensate and natural gas, net at the end	3,498.0	0	0
Oil And Condensates [Member] | Peru [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning	18,717.0	18,621.0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions	(257.0)	96.0	0
Extensions and discoveries	0	0	0
Purchases of minerals in place	0		18,621.0
Productions	0	0	0
Proved reserves of oil, condensate and natural gas, net at the end	18,460.0	18,717.0	18,621.0
Naturals gas [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	43,838.0	65,825.0	72,673.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(135.0)	(13,666.0)	4,759.0
Extensions and discoveries | MMcf	6,031.0	1,187.0
Purchases of minerals in place | MMcf	10,452.0
Productions | MMcf	(10,577.0)	(9,508.0)	(11,607.0)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	49,609.0	43,838.0	65,825.0
Naturals gas [Member] | Colombia [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	0	0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	0	0	0
Extensions and discoveries | MMcf	2,122.0	0
Purchases of minerals in place | MMcf	0
Productions | MMcf	0	0	0
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	2,122.0	0	0
Naturals gas [Member] | Chile [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	20,017.0	36,300.0	36,515.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	544.0	(13,725.0)	5,078.0
Extensions and discoveries | MMcf	3,909.0	1,187.0
Purchases of minerals in place | MMcf	0
Productions | MMcf	(3,703.0)	(3,745.0)	(5,293.0)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	20,767.0	20,017.0	36,300.0
Naturals gas [Member] | Brazil [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	23,821.0	29,525.0	36,158.0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	(679.0)	59.0	(319.0)
Extensions and discoveries | MMcf	0	0
Purchases of minerals in place | MMcf	0
Productions | MMcf	(5,803.0)	(5,763.0)	(6,314.0)
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	17,339.0	23,821.0	29,525.0
Naturals gas [Member] | Argentina [Member]
Supplemental information on oil and gas activities [Line Items]
Proved reserves of oil, condensate and natural gas, net at the beginning | MMcf	0	0	0
Proved reserves of oil, condensate and natural gas, increase decrease attributable to [abstract]
Revisions | MMcf	0	0	0
Extensions and discoveries | MMcf	0	0
Purchases of minerals in place | MMcf	10,452.0
Productions | MMcf	(1,071.0)	0	0
Proved reserves of oil, condensate and natural gas, net at the end | MMcf	9,381.0	0	0